Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessor [abstract]
Disclosure of Lease Receivables

	2025			2024
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,507	(293)	2,214	2,331	(295)	2,036
One to two years	1,830	(224)	1,606	1,787	(226)	1,561
Two to three years	1,335	(167)	1,168	1,290	(171)	1,119
Three to four years	884	(127)	757	839	(134)	705
Four to five years	629	(102)	527	766	(147)	619
Later than one year and no later than five years	4,678	(620)	4,058	4,682	(678)	4,004
Later than five years	3,553	(578)	2,975	3,518	(639)	2,879
At 31 Dec	10,738	(1,491)	9,247	10,531	(1,612)	8,919